Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 53	$ 1
Trade accounts receivable, net of allowance of $1 and $1	115	44
Accrued revenues	107	68
Related party receivables	8	45
Derivative assets	4	4
Other current assets	53	25
Total current assets	340	187
Property, Plant and Equipment:
Gathering and transmission systems	1,308	699
Compression equipment	1,326	847
Gas plants and buildings	568	195
Other property, plant and equipment	377	148
Construction-in-progress	507	192
Total property, plant and equipment	4,086	2,081
Less accumulated depreciation	(400)	(195)
Property, plant and equipment, net	3,686	1,886
Other Assets:
Investment in unconsolidated affiliates	2,214	1,925
Long-term derivative assets	1	0
Other, net of accumulated amortization of debt issuance costs of $17 and $10	42	39
Total other assets	2,257	1,964
Intangible Assets and Goodwill:
Intangible assets, net of accumulated amortization of $74 and $45	712	741
Goodwill	1,128	790
Total intangible assets and goodwill	1,840	1,531
TOTAL ASSETS	8,123	5,568
Current Liabilities:
Drafts payable	10	3
Trade accounts payable	122	73
Accrued cost of gas and liquids	133	85
Related party payables	95	13
Deferred revenues	17	16
Derivative liabilities	6	11
Other current liabilities	106	33
Total current liabilities	489	234
Long-term derivative liabilities	25	39
Other long-term liabilities	39	6
Long-term debt, net	2,157	1,687
Commitments and contingencies
Series A Preferred Units, redemption amount of $85 and $85	73	71
Partners’ Capital and Noncontrolling Interest:
Common units (174,574,175 and 161,233,046 units authorized; 170,951,457 and 157,437,608 units issued and outstanding at December 31, 2012 and 2011)	3,207	3,173
General partner interest	326	330
Predecessor Equity	1,733	0
Accumulated other comprehensive loss	(3)	(5)
Total partners’ capital	5,263	3,498
Noncontrolling interest	77	33
Total partners’ capital and noncontrolling interest	5,340	3,531
TOTAL LIABILITIES AND PARTNERS’ CAPITAL AND NONCONTROLLING INTEREST	$ 8,123	$ 5,568